Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Registrant Name	dei_EntityRegistrantName	Morningstar Funds Trust
CIK	dei_EntityCentralIndexKey	0001699360
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 27, 2021
Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2021
Prospectus Date	rr_ProspectusDate	Aug. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Morningstar Alternatives Fund | Morningstar Alternatives Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTVX
Morningstar Multi-Sector Bond Fund | Morningstar Multisector Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTMX
Morningstar Total Return Bond Fund | Morningstar Total Return Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTRX
Morningstar Unconstrained Allocation Fund | Morningstar Unconstrained Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTSX
Morningstar Municipal Bond Fund | Morningstar Municipal Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTPX
Morningstar International Equity Fund | Morningstar International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTFX
Morningstar Defensive Bond Fund | Morningstar Defensive Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTBX
Morningstar U.S. Equity Fund | Morningstar U.S. Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTQX
Morningstar Global Income Fund | Morningstar Global Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTGX